Current Liabilities (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Current Liabilities [Abstract]
Wholesale loan facility	$ 21,149,497	$ 25,669,388	$ 24,688,865
Cash reserve	820,208	2,731,094	703,003
Total	$ 21,969,705	$ 28,400,482	$ 25,391,868